Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Changes in Partnership's Capitalized Dry Docking Costs
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2021 to December 31, 2023:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Balance at January 1,	58,311	51,020	31,239
Cost incurred for dry docking	24,349	18,870	36,060
Acquisition of vessels (note 20)	—	9,182	—
Transfer to vessel held for sale and write-down of vessels	(3,920)	(3,367)	(896)
Dry-dock amortization	(18,101)	(17,394)	(15,383)
Balance at December 31,	60,639	58,311	51,020